Interest and Finance Costs Net	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs Net [Abstract]
Interest and Finance Costs Net

27.   Interest and Finance Costs Net

	Years ended December 31,
	2020	2019
Interest income	$1,217	$1,838
Interest expense	(1,510)	(857)
Bank stand-by and commitment fees	(369)	(415)
Accretion expense	(751)	(590)
	$(1,413)	$(24)

Interest expense is net of $9,431 of interest which has been capitalized to the construction of the Lindero Mine (December 31, 2019- $5,259).